Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 24,979	$ 16,206
Trade accounts receivable	384	143
Prepayments and other assets	949	1,105
Inventories	808	718
Total current assets	27,120	18,172
FIXED ASSETS, NET:
Vessels, net	884,900	916,697
Total fixed assets, net	884,900	916,697
OTHER NON-CURRENT ASSETS:
Restricted cash	50,000	50,000
Due from related party	1,350	1,350
Accrued charter revenue	371	745
Deferred charges	2,096	2,223
Total assets	965,837	989,187
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred financing fees of $2,285 and $2,518, respectively	45,715	45,482
Trade payables	4,373	5,496
Due to related party	1,706	2,202
Accrued liabilities	1,655	1,641
Derivative financial instrument, current portion	1,332	0
Unearned revenue	8,064	9,814
Total current liabilities	62,845	64,635
NON-CURRENT LIABILITIES:
Deferred revenue	3,199	3,173
Long-term debt, net of current portion and unamortized deferred financing fees of $5,034 and $7,328, respectively	561,966	607,672
Derivative financial instrument, non-current portion	1,334	0
Total non-current liabilities	566,499	610,845
Commitments and contingencies	0	0
PARTNERS' EQUITY:
Common unitholders (unlimited authorized; 35,612,580 units and 35,490,000 units issued and outstanding as at December 31, 2020 and 2019)	209,784	187,021
General Partner (35,526 units issued and outstanding as at December 31, 2020 and 2019)	(5)	(28)
Total partners' equity	336,493	313,707
Total liabilities and partners' equity	965,837	989,187
Series A Preferred Stock
PARTNERS' EQUITY:
Total partners' equity	73,216	73,216
Preferred unitholders	73,216	73,216
Series B Preferred Stock
PARTNERS' EQUITY:
Total partners' equity	53,498	53,498
Preferred unitholders	$ 53,498	$ 53,498